Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]	The amounts included in the tables below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs, including with respect to RSUs and performance shares. See the Stock Vested Table.

Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Compensation Table Total for Other NEOs (3) ($)	Average Compensation Actually Paid to Other NEOs (4) ($)	Cumulative TSR (5) ($)	Peer Group Cumulative TSR (6) ($)	Net Income (Loss) (7) (in millions) ($)	Adjusted Free Cash Flow (8) (in millions) ($)
2022	13,399,781	9,127,710	3,702,956	2,650,073	72.68	106.20	64.3	313.0
2021	11,176,460	14,071,422	3,550,563	4,250,396	86.71	139.58	5.9	422.9
2020	8,844,428	10,267,435	2,982,912	3,406,426	77.51	116.96	(561.1)	311.4

Named Executive Officers, Footnote [Text Block]	Reflects amounts reported in the Summary Compensation Table total column for each corresponding year for Mr. Dauch.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the annual report peer group (competitor peer group).
PEO Total Compensation Amount	$ 13,399,781	$ 11,176,460	$ 8,844,428
PEO Actually Paid Compensation Amount	$ 9,127,710	14,071,422	10,267,435
Adjustment To PEO Compensation, Footnote [Text Block]	Reflects amounts of "compensation actually paid" to Mr. Dauch, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dauch during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dauch's total compensation for each year to determine compensation actually paid.

	2022 $	2021 $	2020 $
Total Compensation as reported in the Summary Compensation Table (SCT)	13,399,781	11,176,460	8,844,428
Pension Values reported in SCT	—	—	(152,010)
Fair value of equity awards granted during the fiscal year	(5,532,280)	(4,879,478)	(4,442,271)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—	—	—
Fair value at the end of the year of equity compensation granted in current year	4,988,560	5,733,847	8,856,239
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(1,903,230)	(460,430)	(1,531,457)
Change in fair value for end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(1,825,121)	2,501,023	(1,307,494)
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to CEO	9,127,710	14,071,422	10,267,435

Non-PEO NEO Average Total Compensation Amount	$ 3,702,956	3,550,563	2,982,912
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,650,073	4,250,396	3,406,426
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Reflects the average of the amounts reported in the Summary Compensation Table total column for the NEOs (other than the CEO) as a group for each corresponding year. The NEOs included in calculating the average amounts in each applicable year are Mr. May, Mr. Simonte, Mr. Willemse and Mr. Lynch for 2022 and 2021 and Mr. May, Mr. Simonte, Mr. Willemse and Gregory S. Deveson for 2020.
(4)Reflects the average of amounts of "compensation actually paid" to the NEOs (other than the CEO) as a group in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to the NEOs' total compensation for each year to determine compensation actually paid are shown below.

	2022 $	2021 $	2020 $
Total Compensation as reported SCT	3,702,956	3,550,563	2,982,912
Pension Values reported in SCT	—	(33,897)	(79,305)
Fair value of equity awards granted during the fiscal year	(1,171,412)	(1,237,240)	(1,214,824)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—	—	—
Fair value at the end of the year of equity compensation granted in current year	1,056,284	1,453,875	2,421,909
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(476,447)	(110,404)	(367,911)
Change in fair value for end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(461,308)	627,499	(336,355)
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to other NEOs (other than the CEO)	2,650,073	4,250,396	3,406,426

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Our compensation programs are designed to link pay to the Company's financial performance. In addition to adjusted free cash flow, the most important financial measures used by the Committee to link NEO compensation to performance are shown below.

FINANCIAL MEASURES USED TO LINK NEO COMPENSATION ACTUALLY PAID TO COMPANY PERFORMANCE
EBITDA	EBITDA Margin	Operational Cash Flow

Total Shareholder Return Amount	$ 72.68	86.71	77.51
Peer Group Total Shareholder Return Amount	106.20	139.58	116.96
Net Income (Loss)	$ 64,300,000	$ 5,900,000	$ (561,100,000)
Company Selected Measure Amount	313,000,000.0	422,900,000	311,400,000
PEO Name	Mr. Dauch
Additional 402(v) Disclosure [Text Block]	Reflects Net Income (Loss) as reported in our annual report on Form 10-K for the applicable year.
In accordance with Item 402(v) of Regulation S-K, the following graphics describe the relationship between information presented in the Pay versus Performance Table.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operational Cash Flow
Non-GAAP Measure Description [Text Block]	Adjusted free cash flow is a key financial metric used in the AAM Incentive Compensation Program for Executive Officers and the 2018 Omnibus Incentive Plan. This metric is a non-GAAP financial measure. Such information is reconciled to its closest GAAP measure in the Non-GAAP Reconciliation in Appendix A.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Non-GAAP Measure Description [Text Block]	Cumulative TSR is calculated by the difference between the Company's share price at the end and the beginning of the measurement period divided by the Company's share price at the beginning of the measurement period. No dividends were paid during any of the years.
PEO [Member] | Equity Awards, Fair Value Of Grants In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (152,010)
PEO [Member] | Pension, Changes In Service And Plan Amendments In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,532,280)	(4,879,478)	(4,442,271)
PEO [Member] | Equity Awards, Granted In Fiscal Year At The End Of The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Change In Fair Value Of Prior Years Awards Vested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,988,560	5,733,847	8,856,239
PEO [Member] | Equity Awards, Change In Fair Value Of Prior Years Awards, Unvested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,903,230)	(460,430)	(1,531,457)
PEO [Member] | Equity Awards, Dividends Or Other Earnings, Prior To Vesting Date In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,825,121)	2,501,023	(1,307,494)
PEO [Member] | Equity Awards, Fair Value Of Forfeited Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Fair Value Of Grants In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,171,412)	(1,237,240)	(1,214,824)
Non-PEO NEO [Member] | Pension, Changes In Service And Plan Amendments In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Granted In Fiscal Year At The End Of The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,056,284	1,453,875	2,421,909
Non-PEO NEO [Member] | Equity Awards, Change In Fair Value Of Prior Years Awards Vested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(476,447)	(110,404)	(367,911)
Non-PEO NEO [Member] | Equity Awards, Change In Fair Value Of Prior Years Awards, Unvested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(461,308)	627,499	(336,355)
Non-PEO NEO [Member] | Equity Awards, Dividends Or Other Earnings, Prior To Vesting Date In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Fair Value Of Forfeited Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension, Fair Value At Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (33,897)	$ (79,305)